Borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Borrowings [Abstract]
BORROWINGS

NOTE 11 — BORROWINGS

	As of
	June 30, 2023	December 31, 2022
Mortgage borrowings	$6,255,238	$4,477,254

In September 2022, the Company obtained a mortgage loan from a finance company in Hong Kong, which bears interest at a fixed rate of 10.85% per annum, is repayable in September 2023.

In February 2023, the Company obtained another mortgage loan from another finance company in Hong Kong, which bears an average interest rate at 13.75% per annum, is repayable in February 2024.

As of June 30, 2023, the mortgage loans are secured by the office premises of the Company, located in Hong Kong, with the aggregate carrying amount of $7.0 million (December 31, 2022: $5.7 million), of which $5.5 million (December 31, 2022: nil) is asset held for sale.

NOTE 11 — BORROWINGS

In September 2022, the Company obtained a mortgage loan from a finance company in Hong Kong, which bears interest at a fixed rate of 10.85% per annum, is repayable in September 2023 and secured by an office premises with carrying amount of $5.7 million located in Hong Kong.